LIFE INSURANCE SETTLEMENT POLICIES - Investment Method (Details)	Jun. 30, 2023 USD ($) insurance_contract	Dec. 31, 2022 USD ($) insurance_contract
Number of Life Insurance Policies
0-1 | insurance_contract	0
1-2 | insurance_contract	0
2-3 | insurance_contract	2
3-4 | insurance_contract	4
4-5 | insurance_contract	4
Thereafter | insurance_contract	35
Number of Life Insurance Policies | insurance_contract	45	18
Face Value
0-1	$ 0
1-2	0
2-3	4,400,000
3-4	4,100,000
4-5	1,362,000
Thereafter	29,658,877
Face Value	39,520,877	$ 42,330,000
Carrying Value
0-1	0
1-2	0
2-3	2,131,679
3-4	1,281,524
4-5	518,736
Thereafter	5,957,671
Carrying Value	$ 9,889,610	$ 8,716,111